ANGEL OAK MORTGAGE TRUST 2020-2 ABS-15G

Exhibit 99.18

Angel Oak Mortgage Trust 2020-2

Angel Oak Mortgage Trust 2020-2, Mortgage-Backed Certificates, Series 2020-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust II

Angel Oak Mortgage Trust I, LLC

11 March 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust II

Angel Oak Mortgage Trust I, LLC

3344 Peachtree Road NE Suite 1725

Atlanta, Georgia 30326

Re:	Angel Oak Mortgage Trust 2020-2 (the “Issuing Entity”)
Angel Oak Mortgage Trust 2020-2, Mortgage-Backed Certificates, Series 2020-2 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Trust II (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the ”Depositor”), Nomura Securities International, Inc. (“Nomura”), Deutsche Bank Securities Inc. (“Deutsche Bank”), Morgan Stanley & Co. LLC (“Morgan Stanley”) and Cantor Fitzgerald & Co. (“Cantor,” together with the Sponsor, Depositor, Nomura, Deutsche Bank and Morgan Stanley, the ”Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of fixed and adjustable rate mortgage loans secured by first or second liens on one-to-four family residential properties (the ”Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “AOMT 2020-2 Preliminary list.xlsx” and the corresponding record layout and decode information, as applicable (the ”Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, an “Angel Oak Loan Number”) and the corresponding loan numbers (each a “Loan Number”) corresponding to certain mortgage loans (the ”Loan Listing Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

a. (continued)

ii.

Labeled “AOMT 2020-2 20200227.xlsx” and the corresponding record layout and decode information, as applicable (the ”Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 March 2020 (the ”Cut-off Date”) relating to certain mortgage loans (the ”Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note and note rider (collectively and as applicable, the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit report (the “Credit Report”),

iv.	Appraisal report (the “Appraisal”) and

v.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Report and Appraisal, the ”Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 March 2020

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 329 Loan Listing Mortgage Loans from the Loan Listing Data File (the “Base Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Mortgage Loans or the methodology they instructed us to use to select the Base Sample Mortgage Loans from the Loan Listing Data File.

2.

For each mortgage loan on the Loan Listing Data File and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:

a.	Two of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Loan Listing Data File,

b.	Twelve of the Loan Listing Mortgage Loans included on the Loan Listing Data File were not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loans”) and

c.	Four of the Removed Loan Listing Mortgage Loans were Base Sample Mortgage Loans (the “Removed Base Sample Mortgage Loans”).

The Removed Base Sample Mortgage Loans were Base Sample Mortgage Loans with Angel Oak Loan Numbers 207284754, 208786758, 208802599 and 209464818.

3.

For the 325 Base Sample Mortgage Loans included on the Preliminary Data File (each, a “Sample Mortgage Loan”), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., viii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	x., xi.

Appraisal value	Original Appraised Property Value	Appraisal	x.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement or (b) Recalculation	xii.

Original loan-to-value ratio	Original LTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.

For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

iii.

For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and

(b)	1.

iv.

For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than ”0.000(%),” as shown on the Note (each, an ”ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with any other applicable note(s)).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.

For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and

(b)	1.

vi.

For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,
both as shown on the Note, and

(b)	0.000(%).

viii.

For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Sample Characteristics.

ix.

For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note or Settlement Statement (and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note, as the minimum interest rate.

x.

For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan for which the Sponsor, on behalf of the Depositor, provided more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

xi.

With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For such Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xii.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a sale price (if applicable) of greater than $0.00, as shown on the Settlement Statement (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the ”Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,

(2)

If any secondary financing relating to the subject property is an installment loan, as shown on the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The sum of the:

(i)	Senior loan amount, as shown on the Preliminary Data File, and

(ii)	Original principal balance, as shown on the Note, by

(2)	Either:

(i)

In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with any other applicable note(s)), and (B) sale price (if applicable), as shown on the Settlement Statement,

(ii)	In the case of a Refinanced Sample Mortgage Loan, the Appraisal value, as shown on the Appraisal (and in accordance with any other applicable note(s)),

(b)	Multiplying the value calculated in (a) above by 100 and

(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristics Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

205165795	Original loan-to-value ratio	[Redacted]	[Redacted]

206786156	Original loan-to-value ratio	[Redacted]	[Redacted]

206951536	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase
	Original loan-to-value ratio	[Redacted]	[Redacted]

206958026	Sale price (if applicable)	[Redacted]	[Redacted]

207110124	Original loan-to-value ratio	[Redacted]	[Redacted]

207389412	Original loan-to-value ratio	[Redacted]	[Redacted]

207748537	Original loan-to-value ratio	[Redacted]	[Redacted]

207749781	Original loan-to-value ratio	[Redacted]	[Redacted]

207749785	Original interest only term	0	84
	Original loan-to-value ratio	[Redacted]	[Redacted]

207749786	Original loan-to-value ratio	[Redacted]	[Redacted]

207866600	Original loan-to-value ratio	[Redacted]	[Redacted]

207885170	Property type	PUD	Townhouse

207891443	Original loan-to-value ratio	[Redacted]	[Redacted]

207895950	Original loan-to-value ratio	[Redacted]	[Redacted]

207898134	Original loan-to-value ratio	[Redacted]	[Redacted]

207901073	Property type	PUD	Single Family Detached (non PUD)

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
	Original loan-to-value ratio	[Redacted]	[Redacted]

207911350	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

207916927	Property type	PUD	Townhouse

207917193	Original loan-to-value ratio	[Redacted]	[Redacted]

207933594	Original loan-to-value ratio	[Redacted]	[Redacted]

207933596	Original loan-to-value ratio	[Redacted]	[Redacted]

207933612	Property zip code	[Redacted]	[Redacted]

207933626	Original loan-to-value ratio	[Redacted]	[Redacted]

207952779	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

207952802	Original loan-to-value ratio	[Redacted]	[Redacted]

207969266	Original interest only term	0	120
	Original loan-to-value ratio	[Redacted]	[Redacted]

207969267	Original loan-to-value ratio	[Redacted]	[Redacted]

207969275	Original loan-to-value ratio	[Redacted]	[Redacted]

207969282	Property type	Single Family Detached (non-PUD)	1 Family Attached

207969286	Original interest only term	0	120
	Original loan-to-value ratio	[Redacted]	[Redacted]

208362775	Original loan-to-value ratio	[Redacted]	[Redacted]

208367654	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
208395853	Original loan-to-value ratio	[Redacted]	[Redacted]

208408230	Original loan-to-value ratio	[Redacted]	[Redacted]

208408232	Original loan-to-value ratio	[Redacted]	[Redacted]

208431837	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208434020	Original loan-to-value ratio	[Redacted]	[Redacted]

208434037	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208434038	Original loan-to-value ratio	[Redacted]	[Redacted]

208434043	Original loan-to-value ratio	[Redacted]	[Redacted]

208434094	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

208434099	Original loan-to-value ratio	[Redacted]	[Redacted]

208451928	Original loan-to-value ratio	[Redacted]	[Redacted]

208451940	Original interest only term	0	84
	Original loan-to-value ratio	[Redacted]	[Redacted]

208452015	Original loan-to-value ratio	[Redacted]	[Redacted]

208501155	Original loan-to-value ratio	[Redacted]	[Redacted]

208503193	Original loan-to-value ratio	[Redacted]	[Redacted]

208515779	Original loan-to-value ratio	[Redacted]	[Redacted]

208515782	Original loan-to-value ratio	[Redacted]	[Redacted]

208523274	Original interest only term	0	120

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
	Original loan-to-value ratio	[Redacted]	[Redacted]

208523275	Original interest only term	0	120

208523281	Original loan-to-value ratio	[Redacted]	[Redacted]

208523283	Original interest only term	0	120

208523285	Original loan-to-value ratio	[Redacted]	[Redacted]

208526221	Original loan-to-value ratio	[Redacted]	[Redacted]

208529387	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

208529398	Original loan-to-value ratio	[Redacted]	[Redacted]

208529414	Original loan-to-value ratio	[Redacted]	[Redacted]

208529419	Original loan-to-value ratio	[Redacted]	[Redacted]

208529431	Original loan-to-value ratio	[Redacted]	[Redacted]

208529433	Original loan-to-value ratio	[Redacted]	[Redacted]

208531816	Original loan-to-value ratio	[Redacted]	[Redacted]

208591198	Original loan-to-value ratio	[Redacted]	[Redacted]

208636554	Original loan-to-value ratio	[Redacted]	[Redacted]

208691496	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

208691501	Original loan-to-value ratio	[Redacted]	[Redacted]

208691856	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
208696549	Original loan-to-value ratio	[Redacted]	[Redacted]

208704773	Original loan-to-value ratio	[Redacted]	[Redacted]

208704785	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)
	Original loan-to-value ratio	[Redacted]	[Redacted]

208727110	Original loan-to-value ratio	[Redacted]	[Redacted]

208727113	Original loan-to-value ratio	[Redacted]	[Redacted]

208727120	Original loan-to-value ratio	[Redacted]	[Redacted]

208735267	Original loan-to-value ratio	[Redacted]	[Redacted]

208743885	Original loan-to-value ratio	[Redacted]	[Redacted]

208743908	Original loan-to-value ratio	[Redacted]	[Redacted]

208743929	Original loan-to-value ratio	[Redacted]	[Redacted]

208761052	Property type	4 Family	2 Family

208761055	Property type	PUD	Townhouse
	Original loan-to-value ratio	[Redacted]	[Redacted]

208775434	Property type	PUD	Townhouse
	Original loan-to-value ratio	[Redacted]	[Redacted]

208775436	Original loan-to-value ratio	[Redacted]	[Redacted]

208775458	Original loan-to-value ratio	[Redacted]	[Redacted]

208775465	Original loan-to-value ratio	[Redacted]	[Redacted]

208776505	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
208776523	Original loan-to-value ratio	[Redacted]	[Redacted]

208776524	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

208776530	Original interest only term	0	120
	Property type	Single Family Detached (non-PUD)	PUD

208776535	Original interest only term	0	120
	Initial interest rate cap change down	0	0.5
	Original loan-to-value ratio	[Redacted]	[Redacted]

208782638	Original loan-to-value ratio	[Redacted]	[Redacted]

208786752	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

208797519	Original loan-to-value ratio	[Redacted]	[Redacted]

208797522	Original interest only term	0	120
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208797524	Original interest only term	0	120

208797525	Original interest only term	0	120

208797528	Original interest only term	0	120

208802636	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208802641	Original loan-to-value ratio	[Redacted]	[Redacted]

208802660	Original loan-to-value ratio	[Redacted]	[Redacted]

208802663	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

208802673	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208804637	Original loan-to-value ratio	[Redacted]	[Redacted]

208817692	Original loan-to-value ratio	[Redacted]	[Redacted]

208817755	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

208822094	Original loan-to-value ratio	[Redacted]	[Redacted]

208826677	Original loan-to-value ratio	[Redacted]	[Redacted]

208901382	Original loan-to-value ratio	[Redacted]	[Redacted]

209231513	Original loan-to-value ratio	[Redacted]	[Redacted]

209280741	Original loan-to-value ratio	[Redacted]	[Redacted]

209281003	Original loan-to-value ratio	[Redacted]	[Redacted]

209281008	Original loan-to-value ratio	[Redacted]	[Redacted]

209281034	Original loan-to-value ratio	[Redacted]	[Redacted]

209281060	Original loan-to-value ratio	[Redacted]	[Redacted]

209281086	Property type	PUD	Single Family Detached (non-PUD)

209281121	Original loan-to-value ratio	[Redacted]	[Redacted]

209285342	Original loan-to-value ratio	[Redacted]	[Redacted]

209293472	Property type	PUD	Townhouse

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

209293496	Original loan-to-value ratio	[Redacted]	[Redacted]

209293532	Property type	PUD	Townhouse
	Original loan-to-value ratio	[Redacted]	[Redacted]

209305168	Property type	PUD	Single Family Detached (non-PUD)

209305187	Original loan-to-value ratio	[Redacted]	[Redacted]

209305188	Original loan-to-value ratio	[Redacted]	[Redacted]

209305200	Original loan-to-value ratio	[Redacted]	[Redacted]

209305202	Original loan-to-value ratio	[Redacted]	[Redacted]

209305225	Original loan-to-value ratio	[Redacted]	[Redacted]

209324284	Original loan-to-value ratio	[Redacted]	[Redacted]

209324291	Original loan-to-value ratio	[Redacted]	[Redacted]

209324297	Original loan-to-value ratio	[Redacted]	[Redacted]

209360213	Original loan-to-value ratio	[Redacted]	[Redacted]

209360221	Original loan-to-value ratio	[Redacted]	[Redacted]

209360252	Original loan-to-value ratio	[Redacted]	[Redacted]

209360262	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

209360276	Original loan-to-value ratio	[Redacted]	[Redacted]

209361251	Original loan-to-value ratio	[Redacted]	[Redacted]

209361277	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

209361300	Original loan-to-value ratio	[Redacted]	[Redacted]

209361312	Original loan-to-value ratio	[Redacted]	[Redacted]

209361330	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

209361331	Original loan-to-value ratio	[Redacted]	[Redacted]

209448555	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

209448572	Property type	PUD	Townhouse

209448588	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

209457355	Original loan-to-value ratio	[Redacted]	[Redacted]

209459476	Original loan-to-value ratio	[Redacted]	[Redacted]

209485687	Original loan-to-value ratio	[Redacted]	[Redacted]

410000329	Original loan-to-value ratio	[Redacted]	[Redacted]

410000433	Original loan-to-value ratio	[Redacted]	[Redacted]

410001501	Loan purpose	Cash-Out Refinance	Other-than-first-time Home Purchase
	Original loan-to-value ratio	[Redacted]	[Redacted]

410001502	Original loan-to-value ratio	[Redacted]	[Redacted]

410001503	Original loan-to-value ratio	[Redacted]	[Redacted]

410001506	Sale price (if applicable)	[Redacted]	[Redacted]
	Loan purpose	Cash-Out Refinance	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
	Original loan-to-value ratio	[Redacted]	[Redacted]